Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (210,977)	$ (242,162)	$ (263,930)
Other comprehensive income (loss), net of tax:
Interest rate swaps, net of $0 tax in all periods	(6,422)	2,537	1,107
Defined benefit pension plans, net of tax (benefit) provision of $683, ($91), and $430, respectively	(1,041)	(17)	881
Foreign currency translation adjustments	(2,774)	(11,146)	15,466
Total other comprehensive income (loss)	(10,237)	(8,626)	17,454
Comprehensive loss	$ (221,214)	$ (250,788)	$ (246,476)